Commitments and Contingencies - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Apr. 19, 2018	Jun. 28, 2017 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Rent expense			$ 4,354	$ 4,413
Settlement payment		$ 18
Percentage of settlement amount to gross montly salaries	0.50%
Unasserted Claim [member]
Other Commitments [Line Items]
Accrued liabilities			3,000
Possible unasserted losses			$ 13,700
Minimum [member]
Other Commitments [Line Items]
Operating lease term			2 years
Maximum [member]
Other Commitments [Line Items]
Operating lease term			5 years